Finance Receivables And Loans, Net (Schedule of Financing Receivables, Non Accrual Status) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	$ 680	$ 645
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	603	563
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	475	386
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	128	177
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	15	19
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	113	158
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	77	82
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	25	32
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	44	46
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	$ 8	$ 4